5. Debt (Tables) (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
Summary of Debt Transactions
Year Ended December 31
2014	$124,194
2015	2,649,250
Less: unamortized debt discount	(1,832,888)
Less: current maturities	(124,194)
Debt - long term	$816,362

	2014	2013

Notes payable	$454,646	$503,203
Notes payable - related party	—	26,108
Convertible notes	4,464,233	2,194,132
Convertible notes - related party	50,000	50,000
Less: debt discount	(4,174,650)	(1,925,191)
Debt - net	794,229	848,252
Amortization of debt discount	671,683	92,304
Less: current portion - notes payable	(98,086)	(98,086)
Less: current portion - notes payable - related party	(0)	(26,108)
Long term debt - net	$1,367,826	$816,362

Notes Payable
	Third Party	Related Party	Totals

Balance December 31, 2011	$849,640	6,000	$855,640
Proceeds	120,000	127,000	247,000
Repayments	(230,106)	—	(230,106)
Balance December 31, 2012	739,534	133,000	872,534
Proceeds	160,000	61,655	221,655
Repayments	(116,331)	(35,547)	(151,878)
Conversion of note payable to convertible debt	(180,000)	(50,000)	(230,000)
Conversion of note payable to contributed capital	(100,000)	(83,000)	(183,000)
Balance December 31, 2013	503,203	26,108	529,311
Proceeds	—	—	—
Repayments	(48,560)	(26,108)	(74,668)
Conversion of note payable to convertible debt	—	—	—
Conversion of note payable to contributed capital	—	—	—
Balance June 30, 2014	$454,643	$—	$454,643

Convertible Debt, Net
	Third Party	Related Party	Totals
Balance December 31, 2012	$—	$—	$—
Proceeds	2,000,000	—	2,000,000
Repayments	—	—	—
Conversion of note payable to convertible debt	180,000	50,000	230,000
Conversion of accrued interest into convertible debt	14,133	—	14,133
Less: gross debt discount recorded - Day 1	(1,925,191)	—	(1,925,191)
Add: amortization of debt discount	92,304	—	92,304
Balance December 31, 2013	361,246	50,000	411,246
Proceeds	2,270,100	—	2,270,100
Less: gross debt discount recorded - Day 1	(2,249,459)	—	(2,249,459)
Add: amortization of debt discount	579,382	—	579,382
Balance June 30, 2014	$961,269	$50,000	$1,011,269

Future Minimum Repayment Obligations
Year Ended December 31

2014	$98,086
2015	4,870,793
Less: unamortized debt discount	(3,502,967)
Less: current maturities	(98,086)
Debt - long term	$1,367,826